Stock Option Plans and Warrants to Purchase Common Stock - Schedule of activity under the 2005 plan and the 2015 plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of activity under the 2005 plan and the 2015 plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	192,273	140,996
Weighted Average Options Exercise Price outstanding beginning balance	$ 27.56	$ 37.12
Number of options issued	731,544	55,730
Weighted average price per share (in Dollars per share)	$ 0.65	$ 8.85
Options Forfeited	(16,925)	(3,908)
Options Cancelled		(545)
Weighted Average Options Exercise Price Cancelled		$ 11.70
Weighted Average Options Exercise Price Forfeited	$ 34.71	$ 107.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	906,892	192,273
Weighted Average Options Exercise Price outstanding ending balance	$ 5.73	$ 27.56